Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2021
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2021	2020
	£m	£m

Guarantees	2,005	2,244
Other contingent liabilities	2,117	2,321
Standby facilities, credit lines and other commitments	119,387	124,167
Contingent liabilities and commitments	123,509	128,732